Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
Inventories expensed to cost of goods sold	$ 887	$ 1,147	$ 3,354	$ 3,139